Aspiration Redwood Fund

Schedule of Investments

As of September 30, 2021
		Shares	Value (Note 1)

COMMON STOCKS - 95.45%

Communication Services - 3.89%
*	Ciena Corp.	45,683	$2,345,822
*	Take-Two Interactive Software, Inc.	20,161	3,106,205
			5,452,027
Consumer Discretionary - 9.36%
	Aptiv PLC	30,683	4,570,847
*	Olaplex Holdings, Inc.	9,900	242,550
	Starbucks Corp.	32,549	3,590,480
	The TJX Cos., Inc.	46,825	3,089,513
*	Vail Resorts, Inc.	4,837	1,615,800
			13,109,190
Consumer Staples - 5.33%
	Costco Wholesale Corp.	10,729	4,821,076
	The Procter & Gamble Co.	18,906	2,643,059
			7,464,135
Energy - 0.69%
*	Bloom Energy Corp. - Class A	51,838	970,407
			970,407
Financials - 18.71%
	Ameriprise Financial, Inc.	17,515	4,626,062
	Bank OZK	54,666	2,349,545
	Lazard Ltd.	30,326	1,388,931
	Marsh & McLennan Cos.	26,059	3,946,114
	Synchrony Financial	65,896	3,220,996
	The Allstate Corp.	22,717	2,892,101
	Visa, Inc.	22,543	5,021,453
	Voya Financial, Inc.	44,844	2,752,973
			26,198,175
Health Care - 17.77%
	AbbVie, Inc.	37,410	4,035,417
*	Americal Well Corp.	56,553	515,198
*	Bio-Rad Laboratories, Inc.	5,821	4,342,175
*	Coursera, Inc.	30,715	972,130
*	Incyte Corp.	20,394	1,402,699
*	Maravai LifeSciences Holdings, Inc.	31,476	1,544,842
	Medtronic PLC	19,900	2,494,465
	UnitedHealth Group, Inc.	12,585	4,917,463
*	Vertex Pharmaceuticals, Inc.	7,193	1,304,738
	MSA Safety, Inc.	23,081	3,362,902
			24,892,029
Industrials - 6.25%
	AGCO Corp.	15,027	1,841,258
*	Montrose Environmental Group, Inc.	59,294	3,660,812
	Southwest Airlines Co.	63,076	3,243,999
			8,746,069

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued

As of September 30, 2021
			Shares	Value (Note 1)

COMMON STOCKS - Continued

	Information Technology - 26.61%
	*	Akamai Technologies, Inc.	41,520	$4,342,577
	*	Cadence Design Systems, Inc.	23,932	3,624,262
		Microsoft Corp.	30,296	8,541,048
	µ	NXP Semiconductors NV	19,778	3,873,917
	*	salesforce.com, Inc.	13,221	3,585,800
	*	Shoals Technologies Group, Inc.	40,263	1,122,532
	*	SolarEdge Technologies, Inc.	2,023	536,540
	*	Vmware, Inc.	33,364	4,961,227
		Western Digital Corp.	56,552	3,191,795
		Xilinx, Inc.	23,136	3,493,305
				37,273,003
	Materials - 5.76%
		Ecolab, Inc.	10,711	2,234,529
		Linde PLC	9,563	2,805,593
	*	The Azek Co., Inc.	83,041	3,033,488
				8,073,610
	Utilities - 1.08%
		American Water Works Co., Inc.	8,934	1,510,203
				1,510,203

		Total Common Stocks (Cost $107,637,845)		133,688,848

REAL ESTATE INVESTMENT TRUST - 2.51%

		Prologis, Inc.	28,000	3,512,040

		Total Real Estate Investment Trust (Cost $2,378,183)		3,512,040

SHORT-TERM INVESTMENT - 1.50%
	§	Fidelity Investments Money Market Treasury Portfolio -
		Class I, 0.01%	2,107,757	2,107,757

		Total Short-Term Investment (Cost $2,107,757)		2,107,757

Total Value of Investments (Cost $112,123,785) - 99.46%				$139,308,645

Other Assets Less Liabilities - 0.54%				753,770

NET ASSETS - 100.00%				$140,062,415

§	Represents 7-day effective yield as of September 30, 2021.
*	Non-income producing investment
µ	American Depositary Receipt
The following acronym or abbreviation is used in this Schedule:
	NV - Netherlands Security			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued

As of September 30, 2021

Summary of Investments
	% of Net
By Sector	Assets	Value
Communication Services	3.89%	$ 5,452,027
Consumer Discretionary	9.36%	13,109,190
Consumer Staples	5.33%	7,464,135
Energy	0.69%	970,407
Financials	18.71%	26,198,175
Health Care	17.77%	24,892,029
Industrials	6.25%	8,746,069
Information Technology	26.61%	37,273,003
Materials	5.76%	8,073,610
Utilities	1.08%	1,510,203
Real Estate Investment Trust	2.51%	3,512,040
Short-Term Investment	1.50%	2,107,757
Other Assets Less Liabilities	0.54%	753,770
Total Net Assets	100.00%	$ 140,062,415